Property, Plant and Equipment ("PP&E")	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment ("PP&E")
Property, Plant and Equipment ("PP&E")

Note 6: Property, Plant and Equipment (“PP&E”)

The Company’s PP&E balances as of September 30, 2021 and December 31, 2020 consisted of the following:

	Unaudited
Classification PP&E Asset	September 30, 2021	December 31, 2020
Leasehold Improvements (Cycle: Lease Term)	$2,135,982	$1,392,688
Furniture & Fixtures	1,511,151	1,150,789
Computer Equipment & Software	4,234,995	1,947,894
Medical Equipment	578,849	457,822
Software (Development in Process)	2,272,560	2,794,221
Less: Accumulated Depreciation	(2,811,623)	(1,592,827)
Totals	$7,921,914	$6,150,587

Note 7: Property, Plant and Equipment (“PP&E”)

The Company’s PP&E balances as of December 31 consisted of the following:

Classification PP&E Asset	2019	2020
Leasehold Improvements (Cycle: Lease Term)	$1,376,351	$1,392,688
Furniture & Fixtures	949,911	1,150,789
Computer Equipment & Software	1,030,058	1,947,894
Medical Equipment	346,306	457,822
Software (Development in Process)	1,114,166	2,794,221
Less: Accumulated Depreciation	(797,654)	(1,592,827)
Totals	$4,019,137	$6,150,587